Trade Payables (Tables)	3 Months Ended
Mar. 31, 2026
Trade Payables [Abstract]
Schedule of Trade Payables
	March 31, 2026	December 31, 2025
Service providers and consumables	481,006	534,307
Related parties	47	30
Operational suppliers	384,136	304,618
Credit card transactions	4,943,586	4,655,769
Other suppliers	4,948	2,389
Total	5,813,723	5,497,113

Schedule of Credit Card Transactions
	March 31, 2026	December 31, 2025
Up to 30 days	2,334,698	1,493,794
From 31 to 60 days	825,610	953,940
From 61 to 90 days	505,467	651,186
From 91 to 180 days	364,240	1,057,386
From 181 to 365 days	801,520	485,028
Over 365 days	112,050	14,435
Total	4,943,586	4,655,769